Alpha Brands™ Consumption Leaders ETF

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 2.5%
NU Holdings Ltd. - Class A(a)	50,603	$727,165

Financial Services - 14.4%
Apollo Global Management, Inc.	9,323	1,038,769
Blackstone, Inc.	8,392	964,996
Cboe Global Markets, Inc.	2,297	645,618
Charles Schwab Corp.	9,584	900,704
CME Group, Inc. - Class A	2,124	627,323
		4,177,410

Health Care - 3.7%
Eli Lilly & Co.	1,173	1,078,890

Industrial Products - 13.5%
GE Aerospace	4,133	1,172,821
GE Vernova, Inc.	1,019	889,485
HEICO Corp.	3,593	985,201
TransDigm Group, Inc.	741	858,789
		3,906,296

Media - 23.5%
Alphabet, Inc. - Class A	4,002	1,150,815
AppLovin Corp. - Class A(a)	1,724	686,152
Netflix, Inc.(a)	17,077	1,641,953
Spotify Technology SA(a)	2,547	1,235,066
Tencent Holdings Ltd., ADR	13,369	845,188
Uber Technologies, Inc.(a)	17,560	1,263,091
		6,822,265

Retail & Wholesale - Discretionary - 11.8%
Alibaba Group Holding Ltd., ADR	7,205	903,939
Amazon.com, Inc.(a)	5,182	1,079,255
MercadoLibre, Inc.(a)	826	1,428,171
		3,411,365

Retail & Wholesale - Staples - 2.7%
Costco Wholesale Corp.	776	773,230

Software & Tech Services - 10.7%
CrowdStrike Holdings, Inc. - Class A(a)	1,200	468,492
Microsoft Corp.	2,460	910,618
Palantir Technologies, Inc. - Class A(a)	4,458	652,117

ServiceNow, Inc.(a)	10,273	1,074,042
		3,105,269

Tech Hardware & Semiconductors - 16.8%
Apple, Inc.	5,439	1,380,364
Broadcom, Inc.	2,845	880,556
NVIDIA Corp.	8,233	1,435,835
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,522	1,190,260
		4,887,015

TOTAL COMMON STOCKS (Cost $29,865,266)		28,888,905

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 3.53%(b)	115,119	115,119

TOTAL SHORT-TERM INVESTMENTS (Cost $115,119)		115,119

TOTAL INVESTMENTS - 100.0% (Cost $29,980,385)		$29,004,024
Liabilities in Excess of Other Assets - 0.0%(c)		(9,564)
TOTAL NET ASSETS - 100.0%		$28,994,460

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.